SIGNIFICANT ACCOUNTING POLICIES (Employee Related Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Severance expenses	$ 2,407	$ 2,652	$ 2,881
Employer contributions to benefit plan per dollar contributed by employee	100.00%
Employer match percentage	3.00%
Additional employer contributions to benefit plan per dollar contributed by employee	50.00%
Contributions to employee benefits plan	$ 327	$ 311	$ 317
Additional employer matching percentage	3.00%